MERRILL LYNCH
EUROFUND



FUND LOGO



Semi-Annual Report

April 30, 2000



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION

As a Percentage of Stocks
As of April 30, 2000

A pie chart depicting the following percentages:

Norway--0.3%
Spain--1.5%
Sweden--3.3%
Italy--5.5%
Netherlands--7.3%
France--14.1%
United Kingdom--45.1%
Finland--4.7%
Hungary--1.0%
Ireland--0.9%
Switzerland--0.3%
Germany--16.06%


EUROPEAN STOCK MARKET PERFORMANCE


Total Return for the
Six-Month Period
Ended April 30, 2000
In US dollars*

A bar chart depicting the following percentages:

Ireland                                    -8.6%
Switzerland                                -7.5%
United Kingdom                             -2.5%
Netherlands                                 0.3%
Norway                                      0.6%
Spain                                       6.0%
Denmark                                     6.1%
Germany                                    11.3%
France                                     11.5%
Italy                                      13.8%
Sweden                                     47.1%
Finland                                    77.8%


Source: Financial Times/Standard & Poor's--Actuaries Index.

*For the six-month period ended April 30, 2000, total investment return for the Financial Times/Standard & Poor's--Actuaries Europe Index was +5.81%.



Merrill Lynch EuroFund
April 30, 2000



DEAR SHAREHOLDER

During the six-month period ended April 30, 2000, the unmanaged Financial Times/Standard & Poor's--Actuaries Europe Index had a total return of +5.81%, while the total return of the unmanaged Morgan Stanley Capital International (MSCI) Europe Index was +8.31%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares had total returns of +1.52%, +0.96%, +0.98% and +1.39%, respectively. The Fund also underperformed the Lipper Analytical Service, Inc.'s European Region Funds Average, which had a +21.61% total return for the six months ended April 30, 2000. The Fund's performance reflected the negative stance we adopted with regard to the markets and a focus on out-of-favor value stocks. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3--4 of this report to shareholders.)

Investment Environment
The last six months were turbulent for investors in European equity markets, with frequent large price swings from market to market and within individual sectors. By the end of April, 30-day volatility had increased from 17.5% to 21.2% at the beginning of November, reflecting the fluctuations in the overall market indexes. During the period, performance was dominated by the so-called "TMT" sector (telecommunications, media and technology companies), which posted gains in excess of 50% led by telecommunication equipment providers and media. Merger and acquisition activity was high in the TMT sectors, with the Time Warner Inc./America Online Inc. merger drawing particular attention, since it is the first to unite companies from two previously distinct disciplines.

The other major factor during the last six months was the weakness of the euro, which has confounded the view that the accelerating pace of economic growth in the region would provide an impetus for recovery. The continuing strength of the US economy, combined with large inflows, has helped bolster the value of the dollar against the euro.

Economic data continued to be robust in the United States and Europe, as both personal spending and business investment increased, reflecting strong consumer confidence levels and healthy corporate profit margins. There has been a gradual tightening of monetary policy in both regions, but as yet no significant inflationary pressures are evident.

European bond prices edged upward over the last six months in the face of monetary tightening, with the result that overall equity market valuations have not moved significantly. Using traditional measures, some markets appear fully valued in the short run, yet given the absence of inflation and the growing equity culture within Europe, the long-term attraction still holds.

In Conclusion
With increased uncertainty over potential inflationary pressures and in light of significant market volatility, we continue to re-evaluate the Fund's holdings. Accordingly, it is likely that some changes in portfolio composition will occur, although any changes are expected to be made in a gradual manner over the coming months.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(James A. Macmillan)
James A. Macmillan
Senior Portfolio Manager


June 9, 2000


We are pleased to announce that James A. Macmillan is responsible for the day-to-day management of Merrill Lynch EuroFund. Mr.
Macmillan has been employed by Merrill Lynch Asset Management U.K., Ltd. (an affiliate of the Fund's investment adviser, Merrill Lynch Asset Management, L.P.) since 1993.



Merrill Lynch EuroFund
April 30, 2000


PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/00                        +12.95%        + 7.02%
Five Years Ended 3/31/00                  +20.29         +19.00
Ten Years Ended 3/31/00                   +14.17         +13.55

 *Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A
  Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/00                        +11.74%        + 8.04%
Five Years Ended 3/31/00                  +19.04         +19.04
Ten Years Ended 3/31/00                   +12.99         +12.99

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/00                        +11.77%        +10.85%
Five Years Ended 3/31/00                  +19.02         +19.02
Inception (10/21/94)
through 3/31/00                           +16.81         +16.81

 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/00                        +12.64%        + 6.72%
Five Years Ended 3/31/00                  +19.98         +18.70
Inception (10/21/94)
through 3/31/00                           +17.75         +16.58

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch EuroFund
April 30, 2000


PERFORMANCE DATA (concluded)

Recent Performance Results*
                                                                                      Ten Years/
                                                      6 Month          12 Month    Since Inception
As of April 30, 2000                                Total Return     Total Return    Total Return
ML EuroFund Class A Shares                              +1.52%           +3.38%        +266.23%
ML EuroFund Class B Shares                              +0.96            +2.31         +230.30
ML EuroFund Class C Shares                              +0.98            +2.35         +126.89
ML EuroFund Class D Shares                              +1.39            +3.14         +137.09

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
 Fund's ten-year/since inception periods are ten years for Class A &
 Class B Shares and from 10/21/94 for Class C & Class D Shares.



PORTFOLIO INFORMATION

As of April 30, 2000

                                   Percent of
Ten Largest Equity Holdings        Net Assets

Unilever PLC                           4.3%
Vodafone AirTouch PLC                  3.2
Aventis SA                             2.9
Societe Eurafrance SA                  2.4
Lloyds TSB Group PLC                   2.2
Bass PLC                               2.1
Akzo Nobel NV                          2.1
Whitbread PLC                          2.1
Veba AG                                2.0
RWE AG                                 1.9


                                   Percent of
Ten Largest Industries             Net Assets

Banking                               15.4%
Food                                  13.0
Telecommunications                     7.9
Chemicals                              7.6
Insurance                              7.3
Utilities                              7.2
Capital Goods                          4.3
Forestry                               3.6
Holding Company                        3.1
Mining                                 3.0



OFFICERS AND TRUSTEES

Charles C. Reilly, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President and Trustee
Robert C. Doll, Jr., Senior Vice President
James A. Macmillan, Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Donald Cecil and Edward H. Meyer, Trustees of MerrillLynch EuroFund have recently retired. The Fund's Board of Trustees wishes Mr. Cecil and Mr. Meyer well in their retirements.



Merrill Lynch EuroFund
April 30, 2000


SCHEDULE OF INVESTMENTS                                                                               (in US dollars)
                       Shares                                                                                 Percent of
Industries              Held                    Investments                                     Value         Net Assets

Finland
Forestry             1,978,920       Metsa-Serla Oyj 'B'                                   $   16,825,627           1.2%
                     1,535,007       Stora Enso Oyj 'R'                                        15,876,969           1.1
                       504,764       UPM-Kymmene Oyj                                           13,109,756           1.0
                                                                                           --------------         ------
                                                                                               45,812,352           3.3

Mining                 838,307       Outokumpu Oyj                                              9,893,142           0.7

                                     Total Investments in Finland (Cost--$54,323,808)          55,705,494           4.0


France

Banking                295,865       Banque Nationale de Paris (BNP)                           23,969,376           1.7
                        58,377       Societe Generale 'A'                                      12,118,723           0.9
                                                                                           --------------         ------
                                                                                               36,088,099           2.6

Chemicals              111,226       Aventis SA                                                 6,132,295           0.4
                       618,961     ++Aventis SA                                                34,238,391           2.5
                                                                                           --------------         ------
                                                                                               40,370,686           2.9

Construction           111,562       Compagnie de Saint Gobain                                 15,260,134           1.1

Diversified Holdings    63,379       Vivendi                                                    6,283,992           0.5

Holding Company         77,328       Societe Eurafrance SA                                     33,825,123           2.4

Machinery              137,845       Compagnie Fives-Lille                                     10,049,452           0.7

Mining               1,205,942       Usinor SA                                                 15,880,188           1.1

Telecommunications      61,300       France Telecom SA                                          9,507,830           0.7

                                     Total Investments in France (Cost--$136,487,770)         167,265,504          12.0

Germany

Banking                297,004       Deutsche Bank AG (Registered Shares)                      20,001,755           1.4
                       218,660       HypoVereinsbank                                           13,569,937           1.0
                                                                                           --------------         ------
                                                                                               33,571,692           2.4

Capital Goods          133,568       Jungheinrich AG (Preferred)                                1,095,485           0.1
                       658,870       Kloeckner-Werke AG                                        13,059,314           0.9
                     1,192,907     ++Thyssen Krupp AG                                          25,057,566           1.8
                                                                                           --------------         ------
                                                                                               39,212,365           2.8

Chemicals              316,373       Bayer AG                                                  13,132,553           0.9
                        77,016       Henkel KGaA                                                4,014,564           0.3
                       283,852       Henkel KGaA (Preferred)                                   16,374,085           1.2
                                                                                           --------------         ------
                                                                                               33,521,202           2.4

Retail--Stores         198,273       Metro AG                                                   7,543,648           0.6

Telecommunications     324,135       Deutsche Telekom AG (Registered Shares)                   20,824,588           1.5

Utilities              832,434       RWE AG                                                    26,854,337           1.9
                       563,998       Veba AG                                                   27,934,344           2.0
                                                                                           --------------         ------
                                                                                               54,788,681           3.9

                                     Total Investments in Germany (Cost--$192,997,483)        189,462,176          13.6



Merrill Lynch EuroFund
April 30, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
                       Shares                                                                                 Percent of
Industries              Held                    Investments                                     Value         Net Assets

Hungary
Banking                118,537     ++OTP Bank Rt. (GDR)(a)                                 $    5,251,189           0.4%

Utilities              406,729     ++MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)                   7,117,758           0.5

                                     Total Investments in Hungary (Cost--$16,774,089)          12,368,947           0.9

Ireland

Banking              1,331,922       Bank of Ireland                                            8,981,976           0.7

Food                   710,986       Greencore Group PLC                                        1,971,996           0.1

                                     Total Investments in Ireland (Cost--$13,709,771)          10,953,972           0.8

Italy

Energy               4,530,959       ENI SpA                                                   22,585,974           1.6

Insurance              776,599       Assicurazioni Generali                                    22,151,469           1.6

Utilities            3,222,221       Telecom Italia SpA (Registered)                           20,349,321           1.5

                                     Total Investments in Italy (Cost--$64,820,994)            65,086,764           4.7

Netherlands

Chemicals              710,687       Akzo Nobel NV                                             29,163,637           2.1
                       269,634     ++European Vinyls Corporation International NV               3,194,327           0.2
                                                                                           --------------         ------
                                                                                               32,357,964           2.3

Diversified Holdings   327,079       Internatio-Muller NV                                       6,050,762           0.4

Insurance              319,903       ING Groep NV                                              17,497,487           1.3

Mining               1,161,001       Ispat International NV (NY Registered Shares)             13,569,199           1.0

Retail                 113,452       Koninklijke Ahold NV                                       2,651,923           0.2

Services               532,775       Buhrmann NV                                               13,764,431           1.0

                                     Total Investments in the Netherlands
                                     (Cost--$90,076,787)                                       85,891,766           6.2

Norway

Services               495,709       Merkantildata ASA                                          3,407,411           0.2

                                     Total Investments in Norway (Cost--$2,343,516)             3,407,411           0.2

Spain

Telecommunications     374,103     ++Telefonica SA                                              8,345,723           0.6

Utilities              422,858       Endesa SA                                                  9,194,463           0.7

                                     Total Investments in Spain (Cost--$17,846,267)            17,540,186           1.3




Merrill Lynch EuroFund
April 30, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                       Shares                                                                                 Percent of
Industries              Held                    Investments                                     Value         Net Assets

Sweden
Banking              1,567,731       Nordbanken Holding AB                                 $    9,893,533           0.7%
                       858,705       Skandinaviska Enskilda Banken (SEB) 'A'                    9,399,429           0.7
                                                                                           --------------         ------
                                                                                               19,292,962           1.4

Capital Goods          189,250       Svedala Industri AB                                        2,578,856           0.2

Consumer               508,064       Electrolux AB 'B'                                          8,597,308           0.6

Forestry               199,180       Holmen AB 'B'                                              4,683,055           0.3

Mining                 924,002     ++Avesta Sheffield AB                                        3,281,946           0.2

                                     Total Investments in Sweden (Cost--$38,327,427)           38,434,127           2.7

Switzerland

Banking                 27,803       Banque Cantonale de Geneve (BCG)                           4,088,439           0.3

                                     Total Investments in Switzerland (Cost--$9,263,273)        4,088,439           0.3

United Kingdom

Aerospace            4,469,974       Rolls-Royce PLC                                           16,629,698           1.2

Banking              1,783,712       Abbey National PLC                                        20,417,281           1.4
                     2,310,755       Alliance & Leicester PLC                                  23,015,009           1.6
                     1,020,231       Barclays PLC                                              26,213,832           1.9
                     3,113,678       Lloyds TSB Group PLC                                      30,597,939           2.2
                     1,244,164       Northern Rock PLC                                          6,444,133           0.5
                                                                                           --------------         ------
                                                                                              106,688,194           7.6

Capital Goods        3,378,255       Invensys PLC                                              16,255,352           1.2
                       891,827       Jarvis PLC                                                 2,016,542           0.1
                                                                                           --------------         ------
                                                                                               18,271,894           1.3

Energy               4,576,716       British Energy PLC                                        12,246,413           0.9

Food                 3,289,364       Allied Domecq PLC                                         16,200,802           1.2
                     2,315,251       Associated British Foods PLC                              13,767,038           1.0
                     2,533,982       Bass PLC                                                  29,778,465           2.1
                     1,472,181       Cadbury Schweppes PLC                                     10,113,106           0.7
                     2,567,183       Diageo PLC                                                20,868,980           1.5
                    10,057,858       Unilever PLC                                              60,632,711           4.3
                     3,226,380       Whitbread PLC                                             29,017,055           2.1
                                                                                           --------------         ------
                                                                                              180,378,157          12.9

Holding Company      1,632,334       British American Tobacco PLC                               9,916,978           0.7

Insurance            1,065,477       Allied Zurich PLC                                         10,628,772           0.8
                     1,367,337       CGU PLC                                                   19,652,308           1.4
                       530,380       Norwich Union PLC                                          3,639,281           0.2
                        56,989       Prudential Corporation PLC                                   879,279           0.1
                     4,754,985       Royal & Sun Alliance Insurance Group PLC                  26,674,553           1.9
                                                                                           --------------         ------
                                                                                               61,474,193           4.4

Retail               3,657,477       J Sainsbury PLC                                           19,230,019           1.4
                       806,548       Kingfisher PLC                                             6,635,419           0.5
                     2,610,700       Safeway PLC                                                8,844,509           0.6
                                                                                           --------------         ------
                                                                                               34,709,947           2.5



Merrill Lynch EuroFund
April 30, 2000


SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
                       Shares                                                                                 Percent of
Industries              Held                    Investments                                     Value         Net Assets

United Kingdom (concluded)
Services             4,960,063       Rentokil Initial PLC                                  $   13,640,848           1.0%

Telecommunications     912,581       British Telecommunications PLC                            16,436,358           1.2
                       554,505       Cable & Wireless PLC                                       9,223,539           0.7
                     9,880,708       Vodafone AirTouch PLC                                     45,533,622           3.2
                                                                                           --------------         ------
                                                                                               71,193,519           5.1

Utilities              399,277       PowerGen PLC                                               2,528,832           0.2
                       621,507       Severn Trent PLC                                           6,336,060           0.4
                                                                                           --------------         ------
                                                                                                8,864,892           0.6

                                     Total Investments in the United Kingdom
                                     (Cost--$571,247,313)                                     534,014,733          38.2

                       Face
                      Amount                  Short-Term Securities

Foreign                              France Treasury Bills (b):
Commercial      EURO 8,000,000          3.16% due 5/04/2000                                     7,288,869           0.5
Paper*              10,000,000          3.26% due 5/11/2000                                     9,104,379           0.7
                     2,000,000          3.35% due 6/08/2000                                     1,815,523           0.1
                     3,000,000          3.47% due 6/15/2000                                     2,721,280           0.2

                                     Total Investments in Foreign Commercial Paper
                                     (Cost--$22,505,217)                                       20,930,051           1.5

Repurchase       US$ 6,094,000       Warburg Dillon Read LLC, purchased on
Agreements**                         4/28/2000 to yield 5.73% to 5/01/2000                      6,094,000           0.4

                                     Total Investments in Repurchase Agreements
                                     (Cost--$6,094,000)                                         6,094,000           0.4

                                     Total Investments in Short-Term Securities
                                     (Cost--$28,599,217)                                       27,024,051           1.9

Options       Nominal Value Covered
Purchased      by Options Purchased                     Issue

Put Options             16,008       DJ SToxx 50, expiring June 2000 at US$ 487                 1,821,177           0.1
Purchased
                                     Total Options Purchased (Premiums Paid--$3,519,753)        1,821,177           0.1


Total Investments (Cost--$1,240,337,468)                                                    1,213,064,747          86.9

Variation Margin on Financial Futures Contracts***                                             (1,990,925)         (0.1)

Foreign Time Deposits****                                                                     273,887,891          19.6

Liabilities in Excess of Other Assets                                                         (88,823,270)         (6.4)
                                                                                           --------------         ------
Net Assets                                                                                 $1,396,138,443         100.0%
                                                                                           ==============         ======



  ++Non-income producing security.
 (a)Global Depositary Receipts (GDR).
 (b)All or a portion of security held as collateral in connection with open financial futures contracts.
   *Certain Foreign Commercial Paper are traded on a discount basis;
    the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
  **Repurchase Agreements are fully collateralized by US Government &
    Agency Obligations.
 ***Financial futures contracts sold as of April 30, 2000 were as follows:

    Number of                       Expiration
    Contracts    Issue    Exchange     Date            Value

      1,955      CAC 40    CAC       May 2000       $114,627,597
        636      DAX 30    DAX      June 2000        108,107,428
                                                    ------------
    Total Financial Futures Contracts Sold
    (Total Contract Price--$218,797,632)            $222,735,025
                                                    ============

****Foreign time deposits bear interest at 3.75%, 3.77%, 3.84% and 3.85% and mature on 5/02/2000, 5/02/2000, 5/03/2000, and 5/03/2000, respectively.


See Notes to Financial Statements.



Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 2000
Assets:             Investments, at value (identified cost--$1,236,817,715)                               $1,211,243,570
                    Options purchased (cost--$3,519,753)                                                       1,821,177
                    Cash                                                                                          11,680
                    Foreign cash                                                                              20,937,299
                    Foreign time deposits                                                                    273,887,891
                    Receivables:
                      Securities sold                                                    $   33,795,325
                      Dividends                                                              13,373,084
                      Beneficial interest sold                                                  837,479
                      Interest                                                                   15,274       48,021,162
                                                                                         --------------
                    Prepaid registration fees and other assets                                                    41,217
                                                                                                          --------------
                    Total assets                                                                           1,555,963,996
                                                                                                          --------------


Liabilities:        Payables:
                      Securities purchased                                                  151,983,891
                      Beneficial interest redeemed                                            3,481,786
                      Variation margin                                                        1,990,925
                      Investment adviser                                                        835,892
                      Distributor                                                               585,704      158,878,198
                                                                                         --------------
                    Accrued expenses and other liabilities                                                       947,355
                                                                                                          --------------
                    Total liabilities                                                                        159,825,553
                                                                                                          --------------


Net Assets:         Net assets                                                                            $1,396,138,443
                                                                                                          ==============


Net Assets          Class A Shares of beneficial interest, $.10 par value, unlimited number
Consist of:         of shares authorized                                                                  $    2,829,624
                    Class B Shares of beneficial interest, $.10 par value, unlimited number
                    of shares authorized                                                                       4,781,696
                    Class C Shares of beneficial interest, $.10 par value, unlimited number
                    of shares authorized                                                                         381,599
                    Class D Shares of beneficial interest, $.10 par value, unlimited number
                    of shares authorized                                                                       2,342,551
                    Paid-in capital in excess of par                                                       1,340,605,948
                    Accumulated investment loss--net                                                         (8,859,203)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                85,436,868
                    Unrealized depreciation on investments and foreign currency
                    transactions--net                                                                       (31,380,640)
                                                                                                          --------------
                    Net assets                                                                            $1,396,138,443
                                                                                                          ==============


Net Asset Value:    Class A--Based on net assets of $411,873,214 and 28,296,245 shares
                             of beneficial interest outstanding                                           $        14.56
                                                                                                          ==============
                    Class B--Based on net assets of $599,767,409 and 47,816,957 shares
                             of beneficial interest outstanding                                           $        12.54
                                                                                                          ==============
                    Class C--Based on net assets of $46,963,927 and 3,815,993 shares
                             of beneficial interest outstanding                                           $        12.31
                                                                                                          ==============
                    Class D--Based on net assets of $337,533,893 and 23,425,506 shares
                             of beneficial interest outstanding                                           $        14.41
                                                                                                          ==============


                    See Notes to Financial Statements.



Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended April 30, 2000
Investment          Dividends (net of $2,603,370 foreign withholding tax)                                 $   20,391,680
Income:             Interest                                                                                   3,024,118
                                                                                                          --------------
                    Total income                                                                              23,415,798
                                                                                                          --------------

Expenses:           Investment advisory fees                                             $    5,848,421
                    Account maintenance and distribution fees--Class B                        3,321,029
                    Transfer agent fees--Class B                                                523,547
                    Custodian fees                                                              498,043
                    Account maintenance fees--Class D                                           435,026
                    Transfer agent fees--Class A                                                336,414
                    Account maintenance and distribution fees--Class C                          248,122
                    Transfer agent fees--Class D                                                236,933
                    Accounting services                                                          68,705
                    Registration fees                                                            64,266
                    Professional fees                                                            46,052
                    Transfer agent fees--Class C                                                 42,003
                    Printing and shareholder reports                                             34,533
                    Trustees' fees and expenses                                                  19,612
                    Pricing fees                                                                 10,752
                    Other                                                                        20,850
                                                                                         --------------
                    Total expenses                                                                            11,754,308
                                                                                                          --------------
                    Investment income--net                                                                    11,661,490
                                                                                                          --------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                      118,813,263
(Loss) on             Foreign currency transactions--net                                    (31,910,384)      86,902,879
Investments &                                                                            --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                                      (86,564,157)
                      Foreign currency transactions--net                                         85,928      (86,478,229)
                                                                                         --------------   --------------
                    Net Increase in Net Assets Resulting from Operations                                  $   12,086,140
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION (continued)


Statements of Changes in Net Assets
                                                                                         For the Six         For the
                                                                                         Months Ended       Year Ended
                                                                                          April 30,        October 31,
Increase (Decrease) in Net Assets:                                                           2000              1999
Operations:         Investment income--net                                               $   11,661,490   $   21,320,804
                    Realized gain on investments and foreign currency
                    transactions--net                                                        86,902,879      264,283,426
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                  (86,478,229)      81,990,705
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                     12,086,140      367,594,935
                                                                                         --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                               (11,476,188)     (20,840,015)
Shareholders:         Class B                                                                (8,595,195)     (22,268,040)
                      Class C                                                                  (667,529)      (1,663,399)
                      Class D                                                                (6,674,074)     (10,640,376)
                    Realized gain on investments--net:
                      Class A                                                               (81,857,581)     (99,747,120)
                      Class B                                                              (118,463,552)    (147,583,398)
                      Class C                                                                (8,717,790)      (9,884,004)
                      Class D                                                               (53,801,676)     (54,000,884)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (290,253,585)    (366,627,236)
                                                                                         --------------   --------------

Beneficial Interest Net decrease in net assets derived from beneficial
Transactions:       interest transactions                                                   (39,492,088)    (133,919,709)
                                                                                         --------------   --------------

Net Assets:         Total decrease in net assets                                           (317,659,533)    (132,952,010)
                    Beginning of period                                                   1,713,797,976    1,846,749,986
                                                                                         --------------   --------------
                    End of period*                                                       $1,396,138,443   $1,713,797,976
                                                                                         ==============   ==============

                   *Undistributed (accumulated) investment income (loss)--net            $   (8,859,203)  $    6,892,293
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                         Class A++
                                                                    For the
The following per share data and ratios have been derived          Six Months
from information provided in the financial statements.               Ended
                                                                   April 30,         For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                               2000       1999       1998       1997       1996
Per Share           Net asset value, beginning of period          $   17.24  $   17.52  $   18.47  $   16.67   $   15.07
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .15        .28        .40        .26         .32
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net              .06       3.11       1.73       4.31        2.32
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .21       3.39       2.13       4.57        2.64
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           (.36)      (.63)      (.12)      (.44)         --
                      In excess of investment income--net                --         --         --       (.15)         --
                      Realized gain on investments--net               (2.53)     (3.04)     (2.96)     (2.18)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total dividends and distributions                 (2.89)     (3.67)     (3.08)     (2.77)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $   14.56  $   17.24  $   17.52  $   18.47   $   16.67
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                1.52%+++  23.25%     13.73%     32.13%      18.86%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                           .98%*      .97%      1.00%      1.03%       1.10%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            1.92%*     1.70%      2.21%      1.53%       2.04%
                                                                  =========  =========  =========  =========   =========

Supplemental        Net assets, end of period (in thousands)      $ 411,873  $ 567,273  $ 691,197  $ 563,098   $ 216,056
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               68.18%     61.12%     78.75%     92.65%      92.34%
                                                                  =========  =========  =========  =========   =========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                        Class B++
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended
                                                                  April 30,         For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                              2000       1999       1998        1997       1996
Per Share           Net asset value, beginning of period          $   15.15  $   15.79  $   16.92  $   15.47   $   14.20
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .07        .10        .17        .07         .14
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net              .03       2.76       1.60       3.99        2.17
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .10       2.86       1.77       4.06        2.31
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           (.18)      (.46)        --       (.32)         --
                      In excess of investment income--net                --         --         --       (.11)         --
                      Realized gain on investments--net               (2.53)     (3.04)     (2.90)     (2.18)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total dividends and distributions                 (2.71)     (3.50)     (2.90)     (2.61)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $   12.54  $   15.15  $   15.79  $   16.92   $   15.47
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                 .96%+++  21.96%     12.58%     30.84%      17.61%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                          2.00%*     2.00%      2.03%      2.06%       2.13%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            1.02%*      .70%      1.07%       .45%       1.00%
                                                                  =========  =========  =========  =========   =========


Supplemental        Net assets, end of period (in thousands)      $ 599,767  $ 730,361  $ 787,595  $ 811,859   $ 738,535
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               68.18%     61.12%     78.75%     92.65%      92.34%
                                                                  =========  =========  =========  =========   =========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                        Class C++
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended
                                                                  April 30,         For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                              2000       1999       1998        1997       1996
Per Share           Net asset value, beginning of period          $   14.93  $   15.66  $   16.82  $   15.45   $   14.19
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .07        .10        .19        .07         .15
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net              .03       2.72       1.56       3.97        2.15
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .10       2.82       1.75       4.04        2.30
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           (.19)      (.51)        --       (.36)         --
                      In excess of investment income--net                --         --         --       (.13)         --
                      Realized gain on investments--net               (2.53)     (3.04)     (2.91)     (2.18)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total dividends and distributions                 (2.72)     (3.55)     (2.91)     (2.67)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $   12.31  $   14.93  $   15.66  $   16.82   $   15.45
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                 .98%+++  21.97%     12.56%     30.81%      17.55%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                          2.01%*     2.01%      2.04%      2.08%       2.15%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            1.05%*      .67%      1.18%       .43%       1.04%
                                                                  =========  =========  =========  =========   =========

Supplemental        Net assets, end of period (in thousands)      $  46,964  $  52,742  $  51,671  $  22,260   $  15,917
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               68.18%     61.12%     78.75%     92.65%      92.34%
                                                                  =========  =========  =========  =========   =========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.


Merrill Lynch EuroFund
April 30, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                        Class D++
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended
                                                                  April 30,        For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                              2000       1999       1998        1997       1996
Per Share           Net asset value, beginning of period          $   17.07  $   17.39  $   18.35  $   16.57   $   15.02
Operating                                                         ---------  ---------  ---------  ---------   ---------
Performance:        Investment income--net                              .14        .24        .36        .20         .28
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net              .04       3.08       1.72       4.31        2.31
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total from investment operations                    .18       3.32       2.08       4.51        2.59
                                                                  ---------  ---------  ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           (.31)      (.60)      (.08)      (.41)         --
                      In excess of investment income--net                --         --         --       (.14)         --
                      Realized gain on investments--net               (2.53)     (3.04)     (2.96)     (2.18)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Total dividends and distributions                 (2.84)     (3.64)     (3.04)     (2.73)      (1.04)
                                                                  ---------  ---------  ---------  ---------   ---------
                    Net asset value, end of period                $   14.41  $   17.07  $   17.39  $   18.35   $   16.57
                                                                  =========  =========  =========  =========   =========

Total Investment    Based on net asset value per share                1.39%+++  22.89%     13.49%     31.84%      18.57%
Return:**                                                         =========  =========  =========  =========   =========

Ratios to Average   Expenses                                          1.23%*     1.22%      1.25%      1.28%       1.34%
Net Assets:                                                       =========  =========  =========  =========   =========
                    Investment income--net                            1.85%*     1.48%      2.01%      1.21%       1.83%
                                                                  =========  =========  =========  =========   =========

Supplemental        Net assets, end of period (in thousands)      $ 337,534  $ 363,422  $ 316,287  $ 150,474   $ 114,020
Data:                                                             =========  =========  =========  =========   =========
                    Portfolio turnover                               68.18%     61.12%     78.75%     92.65%      92.34%
                                                                  =========  =========  =========  =========   =========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.



Merrill Lynch EuroFund
April 30, 2000



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch EuroFund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select
Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.


Merrill Lynch EuroFund
April 30, 2000


(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered call options and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75% on an annual basis of the average daily value of the Fund's net assets. MLAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLAM, pursuant to which MLAM pays MLAM U.K. a fee computed at the rate of .15% of the average daily net assets of the Fund for providing investment advisory services to MLAM with respect to the Fund. For the six months ended April 30, 2000, MLAM paid MLAM U.K. a fee of $1,208,283 pursuant to such agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                      Account
                                    Maintenance      Distribution
                                       Fee                Fee

Class B                                .25%              .75%
Class C                                .25%              .75%
Class D                                .25%              --

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.


Merrill Lynch EuroFund
April 30, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


For the six months ended April 30, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                                           MLFD           MLPF&S

Class A                                   $  910          $ 8,012
Class D                                   $6,959          $91,435

For the six months ended April 30, 2000, MLPF&S received contingent deferred sales charges of $439,614 and $12,850 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $775 relating to transactions subject to front-end sales charge waivers in Class D Shares.

In addition, MLPF&S received $10,288 in commissions on the execution of portfolio security transactions for the Fund for the six months ended April 30, 2000.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, FDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2000 were $903,721,780 and $1,220,583,716, respectively.

Net realized gains (losses) for the six months ended April 30, 2000 and net unrealized losses as of April 30, 2000 were as follows:

                                       Realized        Unrealized
                                     Gains (Losses)      Losses

Long-term investments               $  154,958,401    $ (25,574,145)
Financial futures contracts            (19,885,744)      (3,937,393)
Options written                        (16,259,394)              --
Options purchased                               --       (1,698,576)
Foreign currency transactions          (31,910,384)        (170,526)
                                    --------------    -------------
Total                               $   86,902,879    $ (31,380,640)
                                    ==============    =============

Transactions in call options written for the six months ended April 30, 2000 were as follows:

                                                         Premiums
                                        Par Value        Received
Outstanding call options
written at beginning of period                  --               --
Options written                         $  297,004      $   740,682
Options exercised                         (297,004)        (740,682)
                                        ----------      -----------
Outstanding call options
written at end of period                $       --      $        --
                                        ==========      ===========


Transactions in put options written for the six months ended April 30, 2000 were as follows:

                                                         Premiums
                                        Par Value        Received
Outstanding put options
written at beginning of period                  --               --
Options written                         $   99,373      $17,000,076
Options exercised                          (99,373)     (17,000,076)
                                        ----------      -----------
Outstanding put options
written at end of period                $       --      $        --
                                        ==========      ===========

As of April 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $27,272,721, of which $101,744,354 related to appreciated securities and $129,017,075 related to depreciated securities. At April 30, 2000, the aggregate cost of investments, including options purchased, for Federal income tax purposes was $1,240,337,468.

4. Shares of Beneficial Interest:
Net decrease in net assets derived from beneficial interest transactions was $39,492,088 and $133,919,709 for the six months ended April 30, 2000 and for the year ended October 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

Class A Shares for the Six Months                         Dollar
Ended April 30, 2000                      Shares          Amount

Shares sold                              4,882,055    $  71,918,049
Shares issued to shareholders
in reinvestment of dividends
and distributions                        5,713,176       81,698,419
                                     -------------    -------------
Total issued                            10,595,231      153,616,468
Shares redeemed                        (15,202,090)    (218,320,441)
                                     -------------    -------------
Net decrease                            (4,606,859)   $ (64,703,973)
                                     =============    =============

Merrill Lynch EuroFund
April 30, 2000

Class A Shares for the Year                               Dollar
Ended October 31, 1999                    Shares          Amount

Shares sold                             12,500,587    $ 203,500,820
Shares issued to shareholders
in reinvestment of dividends
and distributions                        6,134,572       89,258,042
                                     -------------    -------------
Total issued                            18,635,159      292,758,862
Shares redeemed                        (25,172,731)    (425,974,797)
                                     -------------    -------------
Net decrease                            (6,537,572)   $(133,215,935)
                                     =============    =============


Class B Shares for the Six Months                         Dollar
Ended April 30, 2000                      Shares          Amount

Shares sold                              4,517,056    $  58,340,765
Shares issued to shareholders
in reinvestment of dividends
and distributions                        9,022,003      111,602,182
                                     -------------    -------------
Total issued                            13,539,059      169,942,947
Shares redeemed                        (11,929,276)    (152,322,250)
Automatic conversion of
shares                                  (1,994,213)     (25,370,076)
                                     -------------    -------------
Net decrease                              (384,430)   $  (7,749,379)
                                     =============    =============


Class B Shares for the Year                               Dollar
Ended October 31, 1999                    Shares          Amount

Shares sold                              8,946,659    $ 130,492,047
Shares issued to shareholders
in reinvestment of dividends
and distributions                       11,666,062      150,492,545
                                     -------------    -------------
Total issued                            20,612,721      280,984,592
Shares redeemed                        (18,891,195)    (276,122,622)
Automatic conversion of
shares                                  (3,400,262)     (50,197,908)
                                     -------------    -------------
Net decrease                            (1,678,736)   $ (45,335,938)
                                     =============    =============


Class C Shares for the Six Months                         Dollar
Ended April 30, 2000                      Shares          Amount

Shares sold                              1,114,969    $  13,995,151
Shares issued to shareholders
in reinvestment of dividends
and distributions                          691,420        8,393,845
                                     -------------    -------------
Total issued                             1,806,389       22,388,996
Shares redeemed                         (1,523,385)     (19,116,527)
                                     -------------    -------------
Net increase                               283,004    $   3,272,469
                                     =============    =============


Class C Shares for the Year                               Dollar
Ended October 31, 1999                    Shares          Amount

Shares sold                              2,589,720    $  37,332,059
Shares issued to shareholders
in reinvestment of dividends
and distributions                          823,710       10,469,359
                                     -------------    -------------
Total issued                             3,413,430       47,801,418
Shares redeemed                         (3,180,422)     (45,800,142)
                                     -------------    -------------
Net increase                               233,008    $   2,001,276
                                     =============    =============

Class D Shares for the Six Months                         Dollar
Ended April 30, 2000                      Shares          Amount

Shares sold                              1,756,761    $  26,388,111
Automatic conversion of
shares                                   1,743,766       25,370,076
Shares issued to shareholders
in reinvestment of dividends
and distributions                        3,649,408       51,712,108
                                     -------------    -------------
Total issued                             7,149,935      103,470,295
Shares redeemed                         (5,010,232)     (73,781,500)
                                     -------------    -------------
Net increase                             2,139,703    $  29,688,795
                                     =============    =============

Class D Shares for the Year                               Dollar
Ended October 31, 1999                    Shares          Amount

Shares sold                              3,533,874     $ 57,534,783
Automatic conversion of
shares                                   3,034,965       50,197,908
Shares issued to shareholders
in reinvestment of dividends
and distributions                        3,801,451       54,893,228
                                     -------------    -------------
Total issued                            10,370,290      162,625,919
Shares redeemed                         (7,273,858)    (119,995,031)
                                     -------------    -------------
Net increase                             3,096,432    $  42,630,888
                                     =============    =============


5. Commitments:
At April 30, 2000, the Fund had outstanding foreign exchange contracts under which it had agreed to purchase and sell foreign currency aggregating approximately $12,362,000 and $12,270,000, respectively.